Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	[1]	€ 91,893	€ 68,020
EMEA [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		74,741	55,124
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		16,456	12,526
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		€ 696	€ 370

[1]	Unaudited